Organization (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization
Advance to Founders		$ 1,100,000
Private placement warrants shares outstanding	515,000
Public warrants shares outstanding	16,184,612
Warrants exercise price	$ 11.50
Current deferred revenue	$ 3,791,970	4,008,654	$ 4,168,016
Exercise price	$ 7.80
Payable to Founders		1,100,000
Current deferred revenue		4,009,000
Convertible debt		2,825,000
Accumulated deficit		16,582,038
Working capital deficit	$ (6,712,000)	6,174,000
Additional temporary funding		2,500,000
Convertible debt	$ 2,675,919
Number of private placement warrants	515,000
Number of Public Warrants	16,159,012
Accumulated deficit	$ (30,979,174)	$ (17,476,700)	$ (10,314,313)